Inventories (Tables)	12 Months Ended
Sep. 30, 2023
Inventories [Abstract]
Schedule of Inventories
	As at September 30,
	2023	2022
	$	$

Raw materials	942,860	2,546,853
Finished goods	304,086	390,296
	1,246,946	2,937,149